Exceptional items (Tables)	6 Months Ended
Dec. 31, 2018
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Schedule of Information about Exceptional Items

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million

Items included in operating profit
GMP equalisation	(21)	—

	(21)
Non-operating items (sale of businesses)
Portfolio of 19 brands	154	—
United National Breweries	(8)	—

	146	—

Exceptional items before taxation	125	—
Items included in taxation
Tax on exceptional operating items	4	—
Tax on exceptional non-operating items	(34)	—
Exceptional taxation	—	360

	(30)	360

Total exceptional items	95	360

Attributable to:
Equity shareholders of the parent company	95	360
Non-controlling interests	—	—

Total exceptional items	95	360